Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Executive Officers, Directors and their Related Interests
Related Party Transaction [Line Items]
Due to related parties	$ 1.8	$ 2.1	$ 2.3
Principal Officers, Directors and their Affiliates
Related Party Transaction [Line Items]
Deposits from related parties	$ 43.9	$ 43.8	$ 37.2